Hartford Life Insurance Company Separate Account Seven:

333-101932	Hartford Select Leaders (Series V)
333-101954	Hartford Select Leaders Outlook (Series III)

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-101933	Hartford Select Leaders (Series V)
333-101955	Hartford Select Leaders Outlook (Series III)

Supplement Dated February 8, 2008, to the Prospectus Dated May 1, 2007

Supplement Dated February 8, 2008 to Your Prospectus

The third table following section “IV. How does the exchange process work?” of the Supplement dated October 15, 2007, assuming an annual 6% loss for the The Hartford’s Lifetime Income Builder is deleted and replaced with the following table:

Lifetime Income Builder

						Death Benefit
		Account Value	Benefit	Guaranteed		Benefit Amount	EOY = BA	Account Value
Age BOY	Return	BOY	Amount BOY	WD	Actual WD	EOY	EOY	EOY	Fee
60	-0.06	$100,000	$100,000	$5,000	$5,000	$95,000	$95,000	$89,300	$380
61	-0.06	$88,920	$95,000	$5,000	$5,000	$90,000	$90,000	$78,885	$360
62	-0.06	$78,525	$90,000	$5,000	$5,000	$85,000	$85,000	$69,113	$340
63	-0.06	$68,773	$85,000	$5,000	$5,000	$80,000	$80,000	$59,947	$320
64	-0.06	$59,627	$80,000	$5,000	$5,000	$75,000	$75,000	$51,349	$300
65	-0.06	$51,049	$75,000	$5,000	$5,000	$70,000	$70,000	$43,286	$280
66	-0.06	$43,006	$70,000	$5,000	$5,000	$65,000	$65,000	$35,726	$260
67	-0.06	$35,466	$65,000	$5,000	$5,000	$60,000	$60,000	$28,638	$240
68	-0.06	$28,398	$60,000	$5,000	$5,000	$55,000	$55,000	$21,994	$220
69	-0.06	$21,774	$55,000	$5,000	$5,000	$50,000	$50,000	$15,768	$200
70	-0.06	$15,568	$50,000	$5,000	$5,000	$45,000	$45,000	$9,934	$180
71	-0.06	$9,754	$45,000	$5,000	$5,000	$40,000	$40,000	$4,468	$160
72	-0.06	$4,308	$40,000	$5,000	$5,000	$35,000	$35,000	$0	$0
73	-0.06	$0	$35,000	$5,000	$5,000	$30,000	$30,000	$0	$0
74	-0.06	$0	$30,000	$5,000	$5,000	$25,000	$25,000	$0	$0
75	-0.06	$0	$25,000	$5,000	$5,000	$20,000	$20,000	$0	$0
76	-0.06	$0	$20,000	$5,000	$5,000	$15,000	$15,000	$0	$0
77	-0.06	$0	$15,000	$5,000	$5,000	$10,000	$10,000	$0	$0
78	-0.06	$0	$10,000	$5,000	$5,000	$5,000	$5,000	$0	$0
79	-0.06	$0	$5,000	$5,000	$5,000	$0	$0	$0	$0
80	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
81	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
82	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
83	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
84	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0
85	-0.06	$0	$0	$5,000	$5,000	$0	$0	$0	$0

Assumptions:	Legend:
Age 60	BOY	Beginning of Year
Annual withdrawals taken, within limit	EOY	End of Year
Market Performance = Annual 6% Loss	WD	Withdrawal

HV-6658

Supplement Dated February 8, 2008, to Your Prospectus

Effective at the close of business on March 8, 2008, the following change is made to your prospectus:

OLD NAME                                                                                                                                                                                                                                                                                                                    NEW NAME

Morgan Stanley - Balanced Growth Portfolio                                                                                                                                          Morgan Stanley – Balanced Portfolio

As a result, all references in your prospectus to the Morgan Stanley - Balanced Growth Portfolio are deleted and replaced with Morgan Stanley – Balanced Portfolio.

This supplement should be retained with the prospectus for future reference.

HV-6659

Supplement Dated February 8, 2008,

to Your Statement of Additional Information

Effective at the close of business on March 8, 2008, the following change is made to your prospectus:

OLD NAME                                                                                                                                                                                                                                                                                                                    NEW NAME

Morgan Stanley - Balanced Growth Portfolio                                                                                                                                          Morgan Stanley – Balanced Portfolio

As a result, all references in your prospectus to the Morgan Stanley - Balanced Growth Portfolio are deleted and replaced with Morgan Stanley – Balanced Portfolio.

This supplement should be retained with the statement of additional information for future reference.

HV-6660